Investments - Impact of Housing Investments on Net Income (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Tax benefits		$ 70.5	$ 76.3	$ 145.4
Predecessor Company
Investment [Line Items]
Tax benefits	$ 8.9
Low-Income Housing Project Investments
Investment [Line Items]
Pass through activity		(24.0)	(22.6)	(27.4)
Write downs		(1.0)	(22.3)	(25.6)
Tax benefits		8.8	9.4	18.6
Tax credits, net		35.5	40.0	34.7
Impact to net income		$ 19.3	$ 4.5	$ 0.3
Low-Income Housing Project Investments | Predecessor Company
Investment [Line Items]
Pass through activity	(2.1)
Write downs	(0.5)
Tax benefits	0.9
Tax credits, net	3.1
Impact to net income	$ 1.4